SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	3 Months Ended
Nov. 30, 2019
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Period ended	November 30, 2019	November 30, 2018

Amounts receivable, prepaid expenses and other assets	$87	$651
Accounts payable and other liabilities	(218)	(378)
	$(131)	$273